UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549
                                  --------

                                  FORM N-Q
                                  --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANY

                INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                                              --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                               The Analytic Funds
                                 P.O.Box 219009
                           Kansas City, MO 64121-9009
                    (Name and address of agent for service)

    REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-866-777-7818

                  DATE OF FISCAL YEAR END: DECEMBER 31, 2004

                DATE OF REPORTING PERIOD: SEPTEMBER 30, 2004

ITEM 1.   SCHEDULE OF INVESTMENTS





SCHEDULE OF INVESTMENTS (Unaudited)

                                                               ANALYTIC DEFENSIVE EQUITY FUND
                                                                           SEPTEMBER 30, 2004
---------------------------------------------------------------------------------------------

COMMON STOCK -- 92.1%                                               SHARES          VALUE
                                                              --------------  ---------------

AEROSPACE & DEFENSE -- 0.2%
    Lockheed Martin (D)                                                2,007  $      111,950
                                                                              ---------------
AUTOMOTIVE -- 2.0%
    Autozone* (C)                                                     13,638       1,053,535
                                                                              ---------------
BANKS -- 10.3%
    Bank of America (C)                                               32,058       1,389,073
    Citigroup (C)                                                     27,649       1,219,874
    National City (D)                                                 17,320         668,899
    PNC Financial Services Group (D)                                  18,588       1,005,611
    US Bancorp                                                        26,386         762,555
    Wachovia                                                           2,136         100,285
    Washington Mutual                                                  5,312         207,593
                                                                              ---------------
                                                                                   5,353,890
                                                                              ---------------
BUILDING & CONSTRUCTION -- 2.1%
    Caterpillar (C)                                                    4,439         357,118
    Centex (C)                                                         4,075         205,624
    Georgia-Pacific (C)                                               13,994         503,084
                                                                              ---------------
                                                                                   1,065,826
                                                                              ---------------
BUSINESS SERVICES -- 1.2%
    Cendant (C)                                                       28,000         604,800
                                                                              ---------------
CHEMICALS -- 1.6%
    Dow Chemical (C)                                                   9,439         426,454
    PPG Industries (D)                                                 6,765         414,559
                                                                              ---------------
                                                                                     841,013
                                                                              ---------------
COMMUNICATIONS EQUIPMENT -- 0.8%
    Avaya* (C)                                                        30,781         429,087
                                                                              ---------------
COMPUTERS & SERVICES -- 8.6%
    Autodesk (C)                                                      10,637         517,277
    Cisco Systems* (C)                                                50,007         905,127
    Dell* (C)                                                         18,944         674,406
    Electronic Arts* (C)                                               9,991         459,486
    Hewlett-Packard (D)                                               34,013         637,744
    International Business Machines (D)                                2,579         221,124
    Intuit* (D)                                                        2,950         133,930
    Microsoft (D)                                                     24,479         676,844
    Oracle* (D)                                                       21,619         243,862
                                                                              ---------------
                                                                                   4,469,800
                                                                              ---------------
DEPARTMENT STORES -- 3.9%
    Federated Department Stores (C)                                   21,886         994,281
    Sears Roebuck (D)                                                  3,095         123,336
    Wal-Mart Stores                                                   17,496         930,787
                                                                              ---------------
                                                                                   2,048,404
                                                                              ---------------
DIVERSIFIED OPERATIONS -- 1.0%
    Tyco International                                                17,370         532,564
                                                                              ---------------
EDUCATION -- 0.1%
    Apollo Group, Cl A* (C)                                              641          47,030
                                                                              ---------------
ELECTRICAL EQUIPMENT & SERVICES -- 3.7%
    Edison International (C)                                          16,908         448,231



SCHEDULE OF INVESTMENTS (Continued)(Unaudited)

                                                               ANALYTIC DEFENSIVE EQUITY FUND
                                                                           SEPTEMBER 30, 2004
---------------------------------------------------------------------------------------------



COMMON STOCK -- (CONTINUED)                                         SHARES          VALUE
                                                              --------------  ---------------
ELECTRICAL EQUIPMENT & SERVICES -- (CONTINUED)
    Emerson Electric (C)                                               5,017  $      310,502
    General Electric (C)                                               5,478         183,951
    Southern (D)                                                       5,248         157,335
    TXU                                                               12,229         586,014
    Valero Energy                                                      2,613         209,589
                                                                              ---------------
                                                                                   1,895,622
                                                                              ---------------
ENTERTAINMENT -- 1.2%
    Carnival (C)                                                      12,142         574,195
    Harrah's Entertainment (D)                                           806          42,702
                                                                              ---------------
                                                                                     616,897
                                                                              ---------------
FINANCIAL SERVICES -- 8.8%
    Countrywide Credit Industry (C)                                   27,920       1,099,769
    Deluxe (C)                                                        12,836         526,532
    Equifax (C)                                                       18,655         491,746
    Federated Investors, Cl B (C)                                     15,982         454,528
    Freddie Mac (C)                                                   10,895         710,790
    H&R Block (D)                                                     25,334       1,252,006
                                                                              ---------------
                                                                                   4,535,371
                                                                              ---------------
FOOD, BEVERAGE & TOBACCO -- 6.1%
    Altria Group (D)                                                  17,684         831,855
    Archer-Daniels-Midland (C)                                        61,444       1,043,319
    PepsiCo (D)                                                        4,525         220,141
    Sara Lee (D)                                                      13,379         305,844
    UST                                                               18,952         763,008
                                                                              ---------------
                                                                                   3,164,167
                                                                              ---------------
HOME PRODUCTS -- 0.3%
    Gillette (C)                                                       3,616         150,932
                                                                              ---------------
INSURANCE -- 2.1%
    ACE (C)                                                           26,976       1,080,659
                                                                              ---------------
MEDIA -- 2.5%
    Walt Disney (C)                                                   56,437       1,272,654
                                                                              ---------------
MEDICAL PRODUCTS & SERVICES -- 7.8%
    Becton Dickinson (C)                                               2,209         114,205
    Boston Scientific* (C)                                             3,684         146,365
    Forest Laboratories* (C)                                          15,032         676,139
    Humana* (D)                                                       12,300         245,754
    IMS Health (D)                                                    12,464         298,139
    Johnson & Johnson (D)                                             31,666       1,783,746
    Millipore* (D)                                                     9,964         476,778
    St. Jude Medical* (D)                                              1,043          78,507
    UnitedHealth Group                                                 3,138         231,396
                                                                              ---------------
                                                                                   4,051,029
                                                                              ---------------
MISCELLANEOUS BUSINESS SERVICES -- 2.1%
    Affiliated Computer Services* (C)                                 14,946         832,044
    Unisys*                                                           23,377         241,250
                                                                              ---------------
                                                                                   1,073,294
                                                                              ---------------
PAPER & PAPER PRODUCTS -- 1.8%
    Louisiana-Pacific (D)                                             15,900         412,605



SCHEDULE OF INVESTMENTS (Continued)(Unaudited)

                                                               ANALYTIC DEFENSIVE EQUITY FUND
                                                                           SEPTEMBER 30, 2004
---------------------------------------------------------------------------------------------


COMMON STOCK -- (CONTINUED)                                         SHARES          VALUE
                                                              --------------  ---------------
PAPER & PAPER PRODUCTS -- (CONTINUED)
    Pactiv* (D)                                                       21,451  $      498,736
                                                                              ---------------
                                                                                     911,341
                                                                              ---------------
PETROLEUM & FUEL PRODUCTS -- 0.6%
    BJ Services* (C)                                                   5,500         288,255
                                                                              ---------------
PETROLEUM REFINING -- 5.4%
    ChevronTexaco (C)                                                 14,748         791,083
    ConocoPhillips (C)                                                15,143       1,254,598
    Exxon Mobil                                                       14,270         689,669
    Marathon Oil (D)                                                   1,672          69,020
                                                                              ---------------
                                                                                   2,804,370
                                                                              ---------------
PHARMACEUTICALS -- 3.8%
    Merck (D)                                                         15,268         503,844
    Pfizer (D)                                                        47,776       1,461,946
                                                                              ---------------
                                                                                   1,965,790
                                                                              ---------------
REAL ESTATE INVESTMENT TRUSTS -- 0.1%
    Simon Property Group (D)                                           1,047          56,151
                                                                              ---------------
RETAIL -- 2.9%
    Darden Restaurants (C)                                             3,792          88,429
    Deere (C)                                                          6,201         400,275
    Goodyear Tire & Rubber* (C)                                       48,655         522,555
    Home Depot (D)                                                    10,991         430,847
    Office Depot* (D)                                                  4,630          69,589
                                                                              ---------------
                                                                                   1,511,695
                                                                              ---------------
SEMI CONDUCTORS -- 3.6%
    Advanced Micro Devices* (C)                                        5,901          76,713
    Intel (D)                                                         52,941       1,061,997
    Micron Technology* (D)                                            41,844         503,383
    National Semiconductor* (D)                                        7,357         113,960
    Texas Instruments (D)                                              4,423          94,121
                                                                              ---------------
                                                                                   1,850,174
                                                                              ---------------
TELEPHONES & TELECOMMUNICATIONS -- 6.0%
    AT&T Wireless Services* (C)                                        8,992         132,902
    BellSouth (C)                                                      2,228          60,423
    Lucent Technologies* (D)                                          69,611         220,667
    Motorola (D)                                                      61,879       1,116,297
    Nextel Communications* (D)                                        28,128         670,572
    SBC Communications (D)                                            24,016         623,215
    Verizon Communications                                             7,436         292,830
                                                                              ---------------
                                                                                   3,116,906
                                                                              ---------------
TRANSPORTATION SERVICES -- 0.8%
    Burlington Northern Santa Fe (C)                                  10,892         417,273
                                                                              ---------------
WHOLESALE -- 0.7%
    Cardinal Health (C)                                                8,530         373,358
                                                                              ---------------

    Total Common Stock
        (Cost $45,641,699)                                                        47,693,837
                                                                              ---------------




SCHEDULE OF INVESTMENTS (Continued)(Unaudited)

                                                               ANALYTIC DEFENSIVE EQUITY FUND
                                                                           SEPTEMBER 30, 2004
---------------------------------------------------------------------------------------------


                                                                SHARES/FACE
U.S. TREASURY OBLIGATIONS -- 6.3%                                  AMOUNT           VALUE
                                                              --------------  ---------------
    U.S. Treasury Bills (A) (B)
        1.700%, 02/24/05                                      $ 3,290,000        $ 3,264,677
                                                                              ---------------

    Total u.s. Treasury obligations
        (Cost $3,266,183)                                                          3,264,677
                                                                              ---------------
CASH EQUIVALENTS -- 14.3%
    HighMark Diversified Money Market Fund                         2,063,017       2,063,017
    Union Bank of California Money Market Fund                     5,350,203       5,350,203
                                                                              ---------------
                                                                                   7,413,220
                                                                              ---------------

    Total Cash EquivalentS
        (Cost $7,413,220)                                                          7,413,220
                                                                              ---------------

    Total Investments-- 112.7%
        (Cost $56,321,102)                                                        58,371,734
                                                                              ---------------
SECURITIES SOLD SHORT -- (15.0)%
    Allegheny Technologies                                           (23,266)       (424,605)
    Allergan                                                          (5,843)       (423,910)
    Applied Micro Circuits*                                          (33,961)       (106,298)
    Biogen Idec*                                                      (5,728)       (350,382)
    Broadcom, Cl A*                                                  (13,294)       (362,793)
    Calpine*                                                         (37,858)       (109,788)
    Ciena*                                                           (44,919)        (88,940)
    Dow Jones                                                         (3,764)       (152,856)
    Dynegy*                                                          (23,443)       (116,981)
    General Mills                                                     (9,816)       (440,738)
    Great Lakes Chemical                                              (1,965)        (50,304)
    Janus Capital Group                                              (53,622)       (729,795)
    JDS Uniphase*                                                    (30,849)       (103,961)
    Kohl's*                                                           (6,985)       (336,607)
    Loews                                                             (2,038)       (119,223)
    M&T Bank                                                          (2,376)       (227,383)
    Medimmune*                                                       (16,548)       (392,188)
    Mercury Interactive*                                             (13,376)       (466,555)
    Monsanto                                                         (12,914)       (470,328)
    Monster Worldwide*                                               (25,432)       (626,644)
    Network Appliance*                                                (2,276)        (52,348)
    Novell*                                                          (15,391)        (97,117)
    Pall                                                             (13,237)       (324,042)
    PMC - Sierra*                                                    (19,419)       (171,081)
    Power-One*                                                        (9,713)        (62,940)
    Reynolds American                                                 (7,356)       (500,502)
    Rowan*                                                            (3,091)        (81,602)
    Siebel Systems*                                                  (18,751)       (141,383)
    Starbucks*                                                        (5,607)       (254,894)
                                                                              ---------------

    Total Securities Sold Short
        (Proceeds $8,616,187)                                                     (7,786,189)
                                                                              ---------------




SCHEDULE OF INVESTMENTS (Continued)(Unaudited)

                                                               ANALYTIC DEFENSIVE EQUITY FUND
                                                                           SEPTEMBER 30, 2004
---------------------------------------------------------------------------------------------


WRITTEN INDEX OPTION CONTRACTS-- (0.5)%                          CONTRACTS         VALUE
                                                              --------------  ---------------

    S&P 500 Index, 1120 Calls, Expires 10/19/04                         (200) $     (142,000)
    S&P 500 Index, 1125 Calls, Expires 11/23/04                         (100)       (137,000)
                                                                              ---------------

    Total Written Index Option contracts
        (Premiums received $596,100)                                                (279,000)
                                                                              ---------------
OTHER ASSETS AND LIABILITIES -- 2.8%


    TOTAL OTHER ASSETS AND LIABILITIES                                             1,481,408
                                                                              ---------------
NET ASSETS:

      TOTAL NET ASSETS-- 100.0%                                               $   51,787,954
                                                                              ===============
      CL CLASS
       * NON-INCOME PRODUCING SECURITY
     (A) THE RATE REPORTED ON THE SCHEDULE OF INVESTMENTS WAS THE EFFECTIVE
         YIELD AT TIME OF PURCHASE.
     (B) ALL OR A PORTION OF THIS SECURITY HAS BEEN PLEDGED AS COLLATERAL FOR
         OPEN FUTURE CONTRACTS.
     (C) ALL OR A PORTION OF THIS SECURITY HAS BEEN PLEDGED AS COLLATERAL FOR
         OPEN WRITTEN INDEX OPTION CONTRACTS.
     (D) ALL OR A PORTION OF THIS SECURITY WAS HELD AS COLLATERAL FOR SHORT SALES.


At September 30, 2004, the tax basis cost of the Fund's investments, securities sold short and written index option contracts was $47,108,815 and the unrealized appreciation and (depreciation) were $5,085,978 and $(1,888,248), respectively.



The following forward foreign currency contracts were outstanding as of September 30, 2004:


                                                                       Unrealized
                              Currency to           Currency to         Contract        Appreciation/
Maturity Dates                  Receive               Deliver            Value         (Depreciation)
------------------            -------------        --------------    ---------------   ----------------


12/15/2004            AUD     11,200,000      USD     7,726,432       $ 8,051,022       $ 324,590

12/15/2004            EUR      5,100,000      USD     6,199,106         6,331,039         131,933

12/15/2004            EUR      3,200,000      CHF     4,916,861         3,972,417          21,814

12/15/2004            GBP      5,400,000      USD     9,623,313         9,710,853          87,540

12/15/2004            NZD      7,700,000      USD     4,931,119         5,149,884         218,765

12/15/2004            USD      5,054,346      NOK    34,600,000         5,142,919         (88,573)

12/15/2004            USD      1,415,308      JPY   154,900,000         1,411,674           3,634

12/15/2004            USD      6,061,017      CAD     7,900,000         6,236,531        (175,514)

12/15/2004            USD      5,969,042      CHF     7,500,000         6,026,106         (57,063)
                                                                     ---------------   ----------------
                                                                     $ 52,010,631       $ 467,126
                                                                     ===============   ================


CURRENCY LEGEND

AUD - Australian Dollar
CAD - Canadian Dollar
CHF - Swiss Franc
EUR - Euro Dollar
GBP - British Pound Sterling
JPY - Japanese Yen
NOK - Norwegian Krone
NZD - New Zealand Dollar
USD - United States Dollar


SCHEDULE OF INVESTMENTS (Continued)(Unaudited)

                                                               ANALYTIC DEFENSIVE EQUITY FUND
                                                                           SEPTEMBER 30, 2004
---------------------------------------------------------------------------------------------



The following future contracts were open as of September 30, 2004:


                                 NUMBER                               UNREALIZED
CONTRACT                           OF              SETTLEMENT        APPRECIATION
DESCRIPTION                     CONTRACTS            MONTH          (DEPRECIATION)
-----------                     ---------            ------         --------------

Australian 10 Yr Bond             (106)          December 2004       $      19,064
CAC40 10 Yr Euro                   86            October 2004              (20,519)
Canadian 10 Yr                     113           December 2004             100,948
DAX Index                           4            December 2004              (7,649)
DJ Euro Stoxx 50                   46            December 2004             (28,290)
Euro Bond 10 Yr                    41            December 2004              76,408
FTSE 100 Index                    (69)           December 2004             (33,213)
IBEX 30 Plus Index                 33            October 2004              (27,034)
Japan 10 Yr Bond                   (5)           December 2004             (89,038)
Long GILT 10 Yr                   (61)           December 2004            (155,857)
MIB 30 Index                      (23)           December 2004              (6,382)
OMX Index                          284           October 2004               22,647
S&P 500                            20            December 2004             (23,250)
S&P/TSE 60 Index                  (14)           December 2004             (39,284)
SPI 200                           (61)           December 2004             (50,051)
Topix Index                        21            December 2004             (71,385)
US 10 Yr Note                      59            December 2004              68,216
                                                                    ---------------
                                                                     $    (264,669)
                                                                    ===============





For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.



SCHEDULE OF INVESTMENTS (Unaudited)

                                                              ANALYTIC SHORT-TERM INCOME FUND

                                                                           SEPTEMBER 30, 2004
---------------------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS-- 72.1%                           FACE AMOUNT           VALUE
                                                           --------------   ---------------
    U.S. Treasury Bills (A) (B)
       1.700%, 12/09/04                                     $6,700,000       $ 6,679,130
    U.S. Treasury Notes
       7.000%, 07/15/06                                        900,000           970,029
       6.500%, 10/15/06                                      1,000,000         1,076,600
       5.750%, 11/15/05                                        900,000           934,875
       5.625%, 02/15/06                                      1,000,000         1,044,336
       3.125%, 05/15/07                                      1,000,000         1,008,438
       2.750%, 08/15/07                                      1,000,000           997,266
       2.625%, 11/15/06                                      1,000,000           999,648
       2.375%, 08/15/06                                      1,200,000         1,196,156
       2.250%, 04/30/06                                      1,000,000           997,109
       2.250%, 02/15/07                                      1,000,000           989,336
       2.000%, 05/15/06                                        800,000           794,531
       1.875%, 12/31/05                                      1,000,000           994,883
       1.875%, 01/31/06                                      1,000,000           994,062
                                                                            ---------------

    Total U.S. Treasury Obligations
        (Cost $19,887,960)                                                    19,676,399
                                                                            ---------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 24.4%
FEDERAL HOME LOAN BANK -- 3.7%
       2.875%, 09/15/06                                        600,000           601,087
       2.500%, 03/15/06                                        200,000           199,726
       1.875%, 06/15/06                                        200,000           197,387
                                                                            ---------------
                                                                                 998,200
                                                                            ---------------
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 11.2%
       5.500%, 07/15/06                                      1,100,000         1,152,250
       4.875%, 03/15/07                                        500,000           522,318
       2.875%, 12/15/06                                        500,000           499,489
       2.750%, 08/15/06                                        400,000           399,783
       2.375%, 02/15/07                                        500,000           493,418
                                                                            ---------------
                                                                               3,067,258
                                                                            ---------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 9.5%
       5.500%, 02/15/06                                        600,000           623,899
       5.250%, 04/15/07                                        500,000           527,098
       5.000%, 01/15/07                                        500,000           522,881
       4.375%, 10/15/06                                        500,000           515,437
       3.000%, 08/15/07                                        400,000           398,290
                                                                            ---------------
                                                                               2,587,605
                                                                            ---------------

    TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
        (Cost $6,768,793)                                                      6,653,063
                                                                            ---------------
CASH EQUIVALENT -- 2.6%

    HighMark Diversified Money Market Fund                     702,351           702,351
                                                                            ---------------

    TOTAL CASH EQUIVALENT
        (Cost $702,351)                                                          702,351
                                                                            ---------------

      TOTAL INVESTMENTS -- 99.1%
          (Cost $27,359,104)                                                  27,031,813
                                                                            ---------------




SCHEDULE OF INVESTMENTS (Concluded)(Unaudited)

                                                              ANALYTIC SHORT-TERM INCOME FUND
                                                                           SEPTEMBER 30, 2004
---------------------------------------------------------------------------------------------


WRITTEN INDEX OPTION CONTRACTS-- 0.0%                        CONTRACTS            VALUE
                                                            --------------  ---------------
    AMEX S&P 400 Midcap, 560 Puts, Expires 10/19/04                (17)   $       (1,105)
    CBOE Oil Index, 360 Puts, Expires 10/19/04                     (16)             (960)
    CBOE Russell 2000 Index, 540 Puts, Expires 10/19/04            (18)           (1,710)
    Morgan Stanley Consumer Index, 520 Puts, Expires
    10/19/04                                                       (18)             (900)
    PHLX Utility Index, 310 Puts, Expires 10/19/04                 (31)           (1,550)
    S&P 100 Index, 520 Puts, Expires 10/19/04                      (18)           (2,070)
    S&P 500 Index, 1080 Puts, Expires 10/19/04                      (9)           (1,980)
                                                                            ---------------

    TOTAL WRITTEN INDEX OPTION CONTRACTS
        (Premiums received $16,564)                                              (10,275)
                                                                            ---------------
OTHER ASSETS AND LIABILITIES -- 0.9%


    TOTAL OTHER ASSETS AND LIABILITIES                                           258,716
                                                                            ---------------
NET ASSETS:


    TOTAL NET ASSETS-- 100.0%                                               $ 27,280,254
                                                                            ===============

    (A) THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS WAS THE EFFECTIVE YIELD AT TIME OF PURCHASE.
    (B) ALL OR A PORTION OF THIS SECURITY HAS BEEN PLEDGED AS COLLATERAL FOR OPEN WRITTEN INDEX OPTION CONTRACTS.

At September 30, 2004, the tax basis cost of the Fund's investments and written index option contracts was $27,342,540, and the unrealized appreciation and (depreciation) were $25,338 and $(346,340), respectively.

The following forward foreign currency contracts were outstanding on September 30, 2004:


                                                                                      Unrealized
                           Currency to           Currency to       Contract          Appreciation/
Maturity Dates               Receive               Deliver           Value          (Depreciation)
-----------------          ------------          ------------    --------------    ------------------

12/15/2004          AUD      2,000,000      USD    1,379,392     $ 1,437,682       $    58,290

12/15/2004          EUR      1,300,000      USD    1,579,422       1,613,794            34,372

12/15/2004          GBP      2,400,000      USD    4,255,440       4,315,935            60,495

12/15/2004          NZD      1,800,000      USD    1,152,459       1,203,869            51,410

12/15/2004          USD      1,037,079      NOK    7,100,000       1,055,339           (18,260)

12/15/2004          USD        766,852      CAD    1,000,000         789,434           (22,582)

12/15/2004          USD      1,668,739      CHF    2,100,000       1,687,310           (18,570)

12/15/2004          USD        328,737      JPY    35,800,000        326,262             2,475

12/15/2004          USD      2,843,128      GBP    1,600,000       2,877,290           (34,162)
                                                                 --------------    ------------------
                                                                 $15,306,915       $   113,468
                                                                 ==============    ==================

CURRENCY LEGEND

AUD - Australian Dollar              GBP - British Pound Sterling
CAD - Canadian Dollar                JPY - Japanese Yen
CHF - Swiss Franc                    NOK - Norwegian Krone
EUR - Euro Dollar                    NZD - New Zealand Dollar
                                     USD - United States Dollar





   For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.




SCHEDULE OF INVESTMENTS (Unaudited)

                                                                  ANALYTIC GLOBAL LONG-SHORT FUND
                                                                               SEPTEMBER 30, 2004
-------------------------------------------------------------------------------------------------

COMMON STOCK (B) -- 89.6%                                           SHARES          VALUE
                                                              --------------  ---------------
AUSTRALIA -- 1.5%
    Amcor                                                              2,821  $       14,672
    Publishing & Broadcasting                                             43             427
    Rio Tinto                                                            839          23,075
                                                                              ---------------
                                                                                      38,174
                                                                              ---------------
BELGIUM -- 1.6%
    Colruyt                                                              287          40,280
    Dolmen Computer Applications                                          32             376
                                                                              ---------------
                                                                                      40,656
                                                                              ---------------
DENMARK -- 0.0%
    ISS*                                                                   6             318
                                                                              ---------------
GERMANY -- 4.9%
    Celesio*                                                             628          42,821
    Continental*                                                         694          37,727
    Deutsche Lufthansa*                                                3,166          36,844
    Infineon Technologies*                                               357           3,645
                                                                              ---------------
                                                                                     121,037
                                                                              ---------------
HONG KONG -- 5.1%
    Bank of East Asia                                                 13,600          38,194
    Cheung Kong Holdings                                               1,000           8,560
    CLP Holdings                                                       3,500          20,018
    MTR                                                               14,500          21,848
    Swire Pacific                                                      5,500          38,263
                                                                              ---------------
                                                                                     126,883
                                                                              ---------------
ITALY -- 2.5%
    Italcementi*                                                       2,371          35,043
    Tiscali*                                                           7,198          26,194
                                                                              ---------------
                                                                                      61,237
                                                                              ---------------
JAPAN -- 16.3%
    Casio Computer                                                     2,000          23,572
    Daiichi Pharmaceutical                                               500           8,606
    Fuji Television Network                                                5          10,162
    Hitachi                                                            3,000          18,128
    KDDI                                                                   5          24,271
    Kubota                                                             6,000          28,308
    Kyowa Hakko Kogyo                                                  6,000          39,142
    Kyushu Electric Power                                              1,400          26,231
    Mitsubishi Electric                                                5,000          23,726
    Mitsubishi Motors*                                                15,000          15,651
    Nippon Telegraph & Telephone                                           2           7,966
    NTT Data                                                               4          10,525
    Omron                                                                700          15,465
    Pioneer                                                              800          16,695
    Sony                                                               1,000          34,115
    Suzuki Motor                                                       2,000          32,718
    Taisho Pharmaceutical                                              2,000          37,019
    Yamaha Motor                                                       2,000          30,304
                                                                              ---------------
                                                                                     402,604
                                                                              ---------------
NETHERLANDS -- 1.9%
    Akzo Nobel*                                                          107           3,778




SCHEDULE OF INVESTMENTS (Continued)(Unaudited)

                                                                  ANALYTIC GLOBAL LONG-SHORT FUND
                                                                               SEPTEMBER 30, 2004
-------------------------------------------------------------------------------------------------


COMMON STOCK (B) -- (CONTINUED)                                     SHARES          VALUE
                                                              --------------  ---------------
NETHERLANDS -- (CONTINUED)
    European Aeronautic Defense & Space*                                 638  $       16,902
    Vedior*                                                            1,784          27,586
                                                                              ---------------
                                                                                      48,266
                                                                              ---------------
NORWAY -- 4.0%
    Norsk Hydro                                                          639          46,514
    Statoil*                                                           3,206          45,960
    Yara International*                                                  599           6,362
                                                                              ---------------
                                                                                      98,836
                                                                              ---------------
SINGAPORE -- 3.1%
    CapitaCommercial Trust*                                            2,800           1,946
    Capitaland Limited                                                14,000          14,885
    DBS Group Holdings                                                 2,000          19,007
    Singapore Telecommunications*                                     28,786          40,009
                                                                              ---------------
                                                                                      75,847
                                                                              ---------------
SPAIN -- 3.0%
    Amadeus Global Travel Distribution, Cl A*                          4,113          32,540
    Fomento de Construcciones Y Contratas                              1,113          41,318
                                                                              ---------------
                                                                                      73,858
                                                                              ---------------
SWEDEN -- 1.4%
    Holmen, Cl B                                                       1,182          34,907
                                                                              ---------------
SWITZERLAND -- 1.2%
    Swatch Group*                                                        212          28,607
                                                                              ---------------
UNITED KINGDOM -- 5.5%
    Aegis Group                                                       22,846          39,997
    BHP Billiton                                                       3,312          34,851
    International Power*                                               5,085          13,319
    Kelda Group                                                           77             746
    Rentokil Initial                                                   6,247          17,013
    Slough Estates                                                       289           2,436
    Taylor Woodrow                                                     2,704          12,881
    Wolseley                                                             793          13,539
                                                                              ---------------
                                                                                     134,782
                                                                              ---------------
UNITED STATES -- 37.6%
    Allstate                                                             888          42,615
    American Standard*                                                 1,093          42,529
    Archer-Daniels-Midland                                             1,946          33,043
    AT&T                                                               2,133          30,544
    Avon Products                                                        932          40,710
    Bear Stearns                                                         480          46,162
    Burlington Northern Santa Fe                                         965          36,969
    Clorox                                                               392          20,894
    Computer Sciences*                                                   625          29,437
    CVS                                                                  868          36,569
    Edison International                                               1,584          41,992
    Federated Department Stores                                          653          29,666
    Golden West Financial                                                207          22,967
    Goldman Sachs Group                                                  450          41,958
    Jefferson-Pilot                                                      781          38,784
    Lehman Brothers Holding                                              327          26,068




SCHEDULE OF INVESTMENTS (Continued)(Unaudited)

                                                                  ANALYTIC GLOBAL LONG-SHORT FUND
                                                                               SEPTEMBER 30, 2004
-------------------------------------------------------------------------------------------------

                                                                SHARES/FACE
COMMON STOCK (B) -- (CONTINUED)                                     AMOUNT          VALUE
                                                              --------------  ---------------
UNITED STATES -- (CONTINUED)
    Masco                                                                440  $       15,193
    McGraw-Hill                                                           45           3,586
    Merrill Lynch                                                         19             945
    Metlife                                                              144           5,566
    Moody's                                                              595          43,584
    Morgan Stanley                                                       380          18,734
    NiSource                                                           1,508          31,683
    Occidental Petroleum                                                 790          44,185
    Omnicom Group                                                        189          13,808
    Procter & Gamble                                                      98           5,304
    Schlumberger                                                          79           5,317
    St. Paul Travelers                                                 1,020          33,721
    Stryker                                                              500          24,040
    Sungard Data Systems*                                                977          23,223
    TJX                                                                   10             220
    Transocean*                                                          318          11,378
    Union Pacific                                                        431          25,257
    Unocal                                                               870          37,410
    Yum! Brands                                                          589          23,949
                                                                              ---------------
                                                                                     928,010
                                                                              ---------------

    TOTAL COMMON STOCK
        (Cost $1,950,215)                                                          2,214,022
                                                                              ---------------

U.S. TREASURY OBLIGATIONS -- 11.3%
        U.S. Treasury Bills (A) (C)
        1.700%, 02/24/05                                       $     280,000         277,845
                                                                              ---------------

    TOTAL U.S. TREASURY OBLIGATIONS
        (Cost $277,973)                                                              277,845
                                                                              ---------------
CASH EQUIVALENTS -- 22.9%

    HighMark Diversified Money Market Fund                            98,508          98,508
    Union Bank of California Money Market Fund                       456,836         456,836
    Union Bank of California, Collateral Money Market Fund            10,835          10,835
                                                                              ---------------

    TOTAL CASH EQUIVALENTS
        (Cost $566,179)                                                              566,179
                                                                              ---------------

    TOTAL INVESTMENTS -- 123.8%
        (Cost $2,794,367)                                                          3,058,046
                                                                              ---------------
SECURITIES SOLD SHORT -- (88.8)%

AUSTRALIA -- (5.6)%
    Alumina                                                          (10,385)        (42,276)
    AMP                                                               (9,463)        (42,704)
    Stockland                                                         (5,606)        (23,105)
    Woodside Petroleum                                                (2,062)        (29,125)
                                                                              ---------------
                                                                                    (137,210)
                                                                              ---------------




SCHEDULE OF INVESTMENTS (Continued)(Unaudited)

                                                                  ANALYTIC GLOBAL LONG-SHORT FUND
                                                                               SEPTEMBER 30, 2004
-------------------------------------------------------------------------------------------------

SECURITIES SOLD SHORT -- (CONTINUED)                                SHARES          VALUE
                                                              --------------  ---------------
BELGIUM -- (1.8)%
    Fortis                                                            (1,828) $      (43,500)
                                                                              ---------------
DENMARK -- (0.3)%
    Danske Bank                                                         (306)         (8,044)
                                                                              ---------------
FINLAND -- (1.9)%
    Nokia OYJ*                                                          (330)         (4,541)
    Stora Enso, Cl R                                                  (3,175)        (42,904)
                                                                              ---------------
                                                                                     (47,445)
                                                                              ---------------
FRANCE -- (0.7)%
    France Telecom*                                                     (210)         (5,232)
    Suez                                                                (578)        (12,391)
                                                                              ---------------
                                                                                     (17,623)
                                                                              ---------------
GERMANY -- (1.9)%
    Allianz*                                                            (299)        (30,113)
    Beiersdorf*                                                          (50)         (4,744)
    Deutsche Bank*                                                       (51)         (3,666)
    Muenchener Rueckversicherungs*                                       (78)         (7,514)
                                                                              ---------------
                                                                                     (46,037)
                                                                              ---------------
JAPAN -- (13.8)%
    Kajima                                                            (6,000)        (19,598)
    Keio Electric Railway                                             (5,000)         (26,085)
    NGK Insulators                                                    (3,000)        (25,233)
    Nintendo                                                            (200)        (24,461)
    Resona Holdings*                                                 (11,000)        (16,568)
    Seiyu*                                                            (7,000)        (16,704)
    Seven-Eleven Japan                                                (1,000)        (28,581)
    Shimamura                                                           (200)        (13,319)
    Shimizu                                                           (4,000)        (15,896)
    Shionogi                                                          (1,000)        (14,327)
    Shiseido                                                          (1,000)        (12,294)
    Sumitomo Realty & Development                                     (1,000)        (10,661)
    Taiheiyo Cement                                                  (11,000)        (24,951)
    Taisei                                                            (5,000)        (15,878)
    Tokyu                                                             (4,000)        (18,219)
    Tostem Inax Holding                                               (1,000)        (18,282)
    Toyoda Gosei                                                        (600)        (11,623)
    Yamato Transport                                                  (2,000)        (27,528)
                                                                              ---------------
                                                                                    (340,208)
                                                                              ---------------
NETHERLANDS -- (5.6)%
    ASML Holding*                                                       (605)         (7,785)
    IHC Caland                                                          (748)        (38,721)
    Koninklijke Ahold*                                                (2,634)        (16,815)
    Royal Dutch Petroleum*                                              (817)        (42,080)
    Royal KPN*                                                        (2,056)        (15,398)
    Royal Numico*                                                       (572)        (18,215)
    Wolters Kluwer*                                                      (13)           (219)
                                                                              ---------------
                                                                                    (139,233)
                                                                              ---------------
SWEDEN -- (3.8)%
    Assa Abloy*                                                       (1,776)        (22,260)
    Atlas Copco, Cl A                                                   (356)        (13,692)




SCHEDULE OF INVESTMENTS (Continued)(Unaudited)

                                                                  ANALYTIC GLOBAL LONG-SHORT FUND
                                                                               SEPTEMBER 30, 2004
-------------------------------------------------------------------------------------------------

SECURITIES SOLD SHORT -- (CONTINUED)                                SHARES          VALUE
                                                              --------------  ---------------
SWEDEN -- (CONTINUED)
    Hennes & Mauritz, Cl B                                            (1,171) $      (32,250)
    Skandia Forsakrings                                                 (475)         (1,879)
    Swedish Match                                                     (1,517)        (16,045)
    Telefonaktiebolaget LM Ericsson*                                  (2,248)         (6,978)
                                                                              ---------------
                                                                                     (93,104)
                                                                              ---------------
SWITZERLAND -- (4.9)%
    ABB*                                                              (1,227)         (7,488)
    Compagnie Financiere Richemont*                                     (815)        (22,550)
    Credit Suisse Group*                                                (921)        (29,392)
    Roche Holding*                                                      (308)        (31,819)
    Swiss Reinsurance*                                                   (16)           (921)
    UBS*                                                                (397)        (27,946)
                                                                              ---------------
                                                                                    (120,115)
                                                                              ---------------
UNITED KINGDOM -- (9.6)%
    Abbey National                                                    (4,779)        (48,428)
    BP                                                                  (359)         (3,427)
    Brambles Industries                                               (6,863)        (31,886)
    Carnival*                                                           (227)        (11,161)
    GKN                                                               (3,043)        (11,825)
    Legal & General Group                                             (9,761)        (17,531)
    Lloyds TSB Group                                                  (2,939)        (22,948)
    Peninsular & Oriental Steam Navigation                            (4,738)        (22,549)
    Reed Elsevier                                                     (2,648)        (23,240)
    Royal & Sun Alliance InsGroup                                    (18,336)        (23,724)
    Vodafone Group                                                    (8,150)        (19,504)
                                                                              ---------------
                                                                                    (236,221)
                                                                              ---------------
UNITED STATES -- (39.0)%
    ACE                                                                 (150)         (6,009)
    American Electric Power                                             (514)        (16,427)
    Amgen*                                                              (456)        (25,846)
    Apple Computer*                                                     (179)         (6,936)
    Avery Dennison                                                      (544)        (35,784)
    Bank of New York                                                    (481)        (14,031)
    Baxter International                                                (867)        (27,883)
    ChevronTexaco                                                       (746)        (40,015)
    Cigna                                                               (317)        (22,073)
    Cintas                                                              (196)         (8,240)
    Corning*                                                            (660)         (7,313)
    Dow Chemical                                                        (270)        (12,199)
    DTE Energy                                                        (1,035)        (43,667)
    Eastman Kodak                                                     (1,394)        (44,915)
    El Paso*                                                          (4,203)        (38,626)
    Electronic Data Systems                                           (2,141)        (41,514)
    Equity Residential                                                (1,060)        (32,860)
    FirstEnergy                                                         (846)        (34,754)
    Ford Motor                                                        (1,515)        (21,286)
    General Dynamics                                                     (13)         (1,327)
    General Motors                                                      (516)        (21,920)
    Gillette                                                            (874)        (36,481)
    HJ Heinz                                                            (762)        (27,447)
    Honeywell International                                             (371)        (13,304)
    International Paper                                                 (748)        (30,227)




SCHEDULE OF INVESTMENTS (Continued)(Unaudited)

                                                                  ANALYTIC GLOBAL LONG-SHORT FUND
                                                                               SEPTEMBER 30, 2004
-------------------------------------------------------------------------------------------------

SECURITIES SOLD SHORT -- (CONTINUED)                                SHARES          VALUE
                                                              --------------  ---------------
UNITED STATES -- (CONTINUED)
    JDS Uniphase*                                                     (3,094) $      (10,427)
    Kellogg                                                             (604)        (25,767)
    Lockheed Martin                                                     (456)        (25,436)
    Lucent Technologies*                                              (5,247)        (16,633)
    Medimmune*                                                        (1,366)        (32,374)
    Mellon Financial                                                    (597)        (16,531)
    Newell Rubbermaid                                                 (1,785)        (35,771)
    Newmont Mining                                                      (184)         (8,378)
    Northern Trust                                                      (377)        (15,382)
    Novellus Systems*                                                   (314)         (8,349)
    Parker Hannifin                                                      (41)         (2,413)
    Progress Energy                                                     (981)        (41,536)
    Qualcomm                                                             (54)         (2,108)
    Qwest Communications International*                                 (622)         (2,071)
    SLM                                                                 (110)         (4,906)
    Southern                                                            (532)        (15,949)
    Southwest Airlines                                                (1,976)        (26,913)
    Tenet Healthcare*                                                 (3,134)        (33,816)
    Textron                                                             (281)        (18,060)
    Waste Management                                                    (397)        (10,854)
                                                                              ---------------
                                                                                    (964,755)
                                                                              ---------------

    TOTAL SECURITIES SOLD SHORT
        (Proceeds $2,013,603)                                                     (2,193,495)
                                                                              ---------------
OTHER ASSETS AND LIABILITIES --  65.0%


    TOTAL OTHER ASSETS AND LIABILITIES                                             1,606,125
                                                                              ---------------
NET ASSETS:

       TOTAL NET ASSETS-- 100.0%                                               $  2,470,676
                                                                              ===============


       *  NON-INCOME PRODUCING SECURITY
      CL  -- CLASS
      (A) ALL OR A PORTION OF THIS SECURITY HAS BEEN PLEDGED AS COLLATERAL FOR OPEN FUTURE (A) CONTRACTS.
      (B) ALL OR A PORTION OF THIS SECURITY WAS HELD S COLLATERAL FOR SHORT
          SALES.
      (C) THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS WAS THE EFFECTIVE YIELD AT TIME OF PURCHASE.



At September 30, 2004, the tax basis cost of the Fund's investments and securities sold short was $780,764, and the unrealized appreciation and (depreciation) were $400,978 and $(317,191), respectively.

The following future contracts were open as of September 30, 2004:


                               NUMBER                               UNREALIZED
CONTRACT                         OF              SETTLEMENT       APPRECIATION
DESCRIPTION                   CONTRACTS            MONTH          (DEPRECIATION)
-----------                  ----------         -----------      ---------------

Australian 10 Yr Bond            (7)           December 2004     $        1,259

Australian Dollar                 6            December 2004             22,980

British Pound                     5            December 2004              6,969

CAC40 10 Yr Euro                  6            October 2004              (1,432)

Canadian Dollar                  (2)           December 2004             (3,800)

DJ Euro Stoxx 50                  5            December 2004             (3,075)

Euro Dollar                       4            December 2004              7,600

Euro Bond 10 Yr                   4            December 2004              7,454

FTSE 100 Index                   (2)           December 2004               (963)

IBEX 30 Plus Index                2            October 2004              (1,638)

Long GILT 10 Yr                  (3)           December 2004             (7,665)

MIB 30 Index                     (1)           December 2004               (277)

OMX Index                        15            October 2004               1,196

S&P 500 E-mini Index              4            December 2004               (860)

S&P 500 Index                     2            December 2004             (2,325)

SPI 200 Index                    (3)           December 2004             (2,462)

Swiss Franc                      (5)           December 2004             (3,375)

Topix Index                       2            December 2004             (6,799)

US 10 Yr Note                     3            December 2004              3,469
                                                                 --------------
                                                                 $       16,256
                                                                 ==============















For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

ITEM 2.   CONTROLS AND PROCEDURES


(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) Intentionally left blank;

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                               SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                   The Advisors' Inner Circle Fund


By (Signature and Title)*                      /s/James F. Volk
                                               ---------------------------------
                                               James F. Volk, President

Date November 22, 2004





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                      /s/James F. Volk
                                               ---------------------------------
                                               James F. Volk, President

Date November 22, 2004


By (Signature and Title)*                      /s/Peter J. Golden
                                               ---------------------------
                                               Peter J. Golden, Controller & CFO

Date November 22, 2004

* Print the name and title of each signing officer under his or her signature. .